Basis of presentation	12 Months Ended
Dec. 31, 2023
Basis of presentation
Basis of presentation

3.    Basis of presentation

3.1 Basis of presentation

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements were approved for issue by the Board of Directors on April 30, 2024.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The information set out in these consolidated financial statements does not constitute the Company’s statutory accounts for the years ended December 31, 2023 and 2022, respectively. The accounts for 2022 have been reported on by the Company’s auditors: their reports were unqualified and did not contain a statement under Section 498(2) or (3) of the Companies Act 2006. The accounts for 2022 have been delivered to the Registrar of Companies and those for 2023 will be delivered in due course.

Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

3.2 Accounting policies, new standards, interpretations and amendments adopted by the Company

There are no new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2023 that are materially relevant to the Company. Additionally, the Company has not adopted any standard, interpretation or amendment that has been issued but is not yet effective. Such standards are not currently expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

3.3 Functional and reporting currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars, which is the Parent Company’s functional currency and the Company’s reporting currency.

Foreign currency transactions are initially recorded by each of the Company’s entities at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rates at the end of each reporting period are recognized in the consolidated income statements. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

The results of operations and financial position of the Company’s entities that have a functional currency different from the Company’s reporting currency are translated into the reporting currency as follows:

●	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of the consolidated statement of financial position;
●	Income and expenses for each income statement are translated at average exchange rates; and
●	All differences arising from the aforementioned translation are recognized in equity under “Translation differences.”

The Parent Company changed its functional currency from the Euro to USD on October 1, 2021. The change in functional currency coincided with management’s review of a growing number of transactions denominated in USD instead of Euros.

The change in functional currency was implemented prospectively starting October 1, 2021 in accordance with IAS 21 The effect of changes in foreign exchange rates.

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statements when the gain or loss on disposal is recognized.

3.4 Critical accounting estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses, and the accompanying disclosures at the date of the consolidated financial statements. Critical estimates, assumptions and judgments, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

Certain estimates, assumptions and judgments that were made by management in the preparation of these consolidated financial statements, include:

●	the impairment analysis on property, plant and equipment, including the assumptions used to determine estimated recoverable amount, determined by value in use or by fair value less cost of disposal methods, see Note 8;
●	income taxes, including the recoverability of deferred tax assets; see Note 24;

The Company based its estimates, assumptions and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates as we are subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in prices. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

There may be circumstances when judgment is required, such as to determine when control of the goods or services passes to the customer for revenue recognition, see Note 4.17. We have also applied judgment in our determination that we have control of our QSLP and WVA partnerships. See Note 12.

As of the date of these consolidated financial statements, no material events have occurred which impact the Company’s estimates, assumptions or judgements used in determining our accounting considerations.

3.5 Basis of consolidation

The annual closing date of the financial statements for each consolidated subsidiary is December 31. The Company fully consolidates subsidiaries financial statements that it is deemed to control into these consolidated financial statements. All intercompany transactions have been eliminated.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statements of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Profit (loss) attributable to non-controlling interests” in the consolidated income statements.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.